OTHER COMPREHENSIVE INCOME (Details 2) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Before Tax Amount
Foreign currency translation adjustments	¥ 28,204	¥ 6,511	¥ (894)
Unrealized holding gain on securities:
Amount arising during the period	(6,750)	50,400	115,650
Net unrealized holding gain during the period	(6,750)	50,400	115,650
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,665	(484)	434
Net adjustments related to retirement and severance benefits	1,665	(484)	434
Other comprehensive income	23,119	56,427	115,190
Tax Benefit (Expense)
Foreign currency translation adjustments	(2,702)	(345)
Unrealized holding gain on securities:
Amount arising during the period	2,406	(20,508)	(47,058)
Net unrealized holding gain during the period	2,406	(20,508)	(47,058)
Adjustments related to retirement and severance benefits:
Amount arising during the period	(594)	197	(16)
Net adjustments related to retirement and severance benefits	(594)	197	(16)
Other comprehensive income	(890)	(20,656)	(47,074)
Net of Tax Amount
Foreign currency translation adjustments	25,502	6,166	(894)
Unrealized holding gain on securities:
Amount arising during the period	(4,344)	29,892	68,592
Net unrealized holding gain during the period	(4,344)	29,892	68,592
Adjustments related to retirement and severance benefits:
Amount arising during the period	1,071	(287)	418
Net adjustments related to retirement and severance benefits	1,071	(287)	418
Total other comprehensive income	¥ 22,229	¥ 35,771	¥ 68,116